Note 16 - Income Tax: Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Deferred Tax Assets:
NOL Carryover	$ 893,600	$ 1,493,600
Depreciation	0	300
Payroll accrual	41,400	6,000
Deferred Tax Liabilities:
Less valuation allowance	(935,000)	(1,499,900)
Net deferred tax assets	$ 0	$ 0